UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James  Ash, Gemini Fund Services, LLC.,

             80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period: 12/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2013
Principal ($)		Value
	ASSET BACKED SECURITIES - 24.5%
464,603	Accredited Mortgage Loan Trust, 2.190% due 10/25/34	$ 375,759
1,000,000	Bear Stearns Asset Backed Securities I Trust, 1.515% due 3/25/35	442,108
654,810	CDC Mortgage Capital Trust, 1.965% due 6/25/34	596,614
1,265,803	Centex Home Equity, 1.315% due 9/25/32	660,829
456,194	Countrywide Asset-Backed Certificates, 0.705% due 4/25/32	293,198
465,680	Countrywide Asset-Backed Certificates, 1.890% due 7/25/34	402,994
2,920,000	Credit-Based Asset Servicing and Securitization LLC, 0.865% due 7/25/36, 144A	1,966,045
888,345	Delta Funding Home Equity Loan Trust, 7.790% due 5/25/30	883,759
1,740,325	Equifirst Mortgage Loan Trust, 0.875% due 4/25/35	1,073,735
1,340,209	Finance America Mortgage Loan Trust, 1.185% due 11/25/34	960,659
3,100,000	First Frankin Mortgage Loan Trust, 0.665% due 12/25/35	1,824,607
1,390,000	Fremont Home Loan Trust, 0.685% due 7/25/35	836,446
237,122	Home Equity Asset Trust, 2.715% due 3/25/33	178,190
219,752	Indymac Home Equity Asset, 2.340% due 12/25/32	138,220
1,097,442	Longbeach Mortgage Loan Trust, 3.390% due 8/25/33	971,894
2,083,992	Meritage Mortgage Loan Trust, 0.960% due 11/25/35	1,273,486
2,390,724	Merrill Lynch Mortgage Investors Trust Series, 0.415% due 7/25/37	906,467
582,595	Morgan Stanley ABS Capital, Inc., 0.325% due 4/25/36	541,627
578,479	Morgan Stanley Home Equity Loan Trust, 0.265% due 4/25/37	336,797
1,027,807	New Century Home Equity Loan, 1.740% due 11/25/34	781,125
219,002	Option One Mortgage Accep Corp., 3.165% 6/25/33	178,650
1,177,016	Renaissance Home Equity Loan Trust, 5.157% 11/25/34	1,049,960
4,000,000	Structured Asset Investment Loan Trust, 0.595% due 12/25/35	1,911,728
568,261	Structured Asset Securities Corp., 2.070% due 2/25/35	500,545
260,000	Terwin Mortgage Trust, 1.665% due 10/25/38, 144A	134,147
	TOTAL ASSET BACKED SECURITIES (Cost $18,357,629)	19,219,589

	CORPORATE BONDS AND NOTES - 55.5%
	AEROSPACE/DEFENSE EQUIPMENT - 0.3%
230,000	Ducommun, Inc., 9.750% due 7/15/18	255,875

	AUTO/TRUCK PARTS & EQUIPMENT - 0.5%
400,000	Meritor, Inc., 10.625% due 3/15/18	426,000

	BUILDING MAINTENANCE & SERVICES - 0.7%
500,000	Safway Group Holding LLC, 7.000% due 5/15/18, 144A	527,500

	BUILDING MATERIALS - 1.7%
1,300,000	US Concrete, Inc., 8.500% due 12/1/18, 144A	1,329,250

	CABLE/SATELLITE TV - 1.9%
1,373,000	CCO Holdings LLC, 7.250% due 10/30/17	1,453,664

	CAPACITORS - 1.8%
1,417,000	Kemet Corporation, 10.500% due 5/1/18	1,399,287

	CELLULAR TELECOM - 0.7%
500,000	MetroPCS Wireless, Inc., 7.875% due 9/1/18	536,875

	CHEMICALS - 0.6%
445,000	Cornerstone Chemical Co., 9.375% due 3/15/18, 144A	468,363

	COMPUTER SERVICES - 1.0%
750,000	Sunguard Data Systems, Inc., 7.375% due 11/15/18	794,063

	CONTAINERS PAPER & PLASTIC - 0.7%
500,000	Packaging Dynamics Corp., 8.750% due 2/1/16, 144A	513,750

	CRUISE LINES - 0.6%
425,000	NLC Corp Ltd., 5.000% due 2/15/18	437,750

	DATA PROCESSING & MANAGEMENT - 2.5%
1,962,000	First Data Corp., 11.250% due 3/31/16	1,966,905

	DIVERSIFIED FINANCIAL SERVICES - 3.1%
850,000	Icahn Enterprises Finance Corp., 7.750% due 1/15/16	867,000
1,500,000	Icahn Enterprises Finance Corp., 8.000% due 1/15/18	1,560,000
		2,427,000
	E-COMMERCE - 0.7%
500,000	GXS Worldwide, Inc., 9.750% due 6/15/15	516,250

	ELECTRIC - 0.9%
573,000	Energy Future Intermediate Holding Co LLC, 12.250% due 3/1/22, 144A	673,275

	ENVIRONMENTAL CONTROL - 1.0%
750,000	ADS Waste Holdings, Inc., 8.250% due 10/1/20, 144A	813,750

	FOOD MISCELLANEOUS/DIVERSIFIED - 3.5%
500,000	Del Monte Corp., 7.625% due 12/15/19	519,375
1,000,000	Michael Foods Holding, Inc., 8.500% due 7/15/18, 144A	1,057,500
1,100,000	Viskase Cos, Inc., 9.875% due 1/15/18, 144A	1,156,320
		2,733,195
	FOOD - WHOLESALE/DISTRIBUTION - 0.9%
650,000	U.S. Foods, Inc., 8.500% due 6/30/19	711,750

	HEALTHCARE SERVICES - 1.6%
250,000	Apria Healthcare Group, Inc., 12.375% due 11/1/14	252,187
1,000,000	DaVita HealthCare Partners, Inc., 6.375% due 11/1/18	1,050,000
		1,302,187
	INDEPENDENT POWER PRODUCER - 1.0%
699,000	Genon Energy, Inc., 9.875% due 10/15/20	775,890

	MEDICAL - DRUGS - 1.3%
500,000	Grifols, Inc., 8.250% due 2/1/18	533,125
510,000	Valeant Pharmaceuticals International, 6.500% due 7/15/16, 144A	526,575
		1,059,700
	MEDICAL-HOSPITALS - 0.7%
500,000	Capella Healthcare, Inc., 9.250% due 7/1/17	532,500

	MULTIMEDIA - 0.6%
500,000	Quebecor Media, Inc., 7.750% due 3/15/16	506,250

	NON-FERROUS METALS - 0.8%
500,000	Thompson Creek Metals Company, 7.375% due 6/1/18	426,250
200,000	Thompson Creek Metals Company, 12.500% due 5/1/19	195,000
		621,250
	OFFICE/BUSINESS EQUIPMENT - 0.1%
80,000	CDW Finance Corp., 12.535% due 10/12/2017	83,600

	OIL & GAS DRILLING - 0.1%
65,000	Sidewinder Drilling, Inc., 9.750% due 11/15/19, 144A	57,200

	OIL EXPLORATION & PRODUCTION - 2.8%
710,000	Newfield Exploration Co., 7.125% due 5/15/18	737,335
995,000	Petrohawk Energy Corp., 7.875% due 6/1/15	1,021,119
450,000	Swift Energy Company, 7.125% due 6/1/17	459,000
		2,217,454
	OIL FIELD SERVICES - 2.0%
345,000	Petroleum Geo-Services, 7.375% due 12/15/18, 144A, ADR	367,425
1,184,830	Stallion Oilfield Holdings, Inc. 8.000% due 6/19/18	1,211,489
		1,578,914
	OIL SERVICES - 0.3%
225,000	Exterran Holdings, Inc., 7.250% due 12/1/18	237,656

	OIL - US ROYALTY TRUSTS - 0.5%
374,000	Irongate Energy Services LLC, 11.000% due 7/1/18, 144A	362,780

	PUBLISHING - NEWSPAPERS - 0.6%
435,000	Gannet Company, Inc., 9.375% due 11/15/17	457,294

	REITS - HOTELS - 0.4%
322,000	Host Hotels and Resorts LP, 6.750% due 6/1/16	326,641

	RENTAL AUTO/EQUIPMENT - 1.4%
740,000	Hertz Corp., 7.500% due 10/15/18	798,275
250,000	United Rentals North America, Inc., 10.250% due 11/15/19	283,250
		1,081,525
	RETAIL - APPAREL - 0.9%
684,000	Burlington Holding Finance, Inc., 9.000% due 2/15/18, 144A	701,100

	RETAIL - ARTS & CRAFTS - 0.7%
500,000	Michael FinCo Holding, Inc., 7.500% due 8/1/18, 144A	520,000

	RETAIL - CONSUMER ELECTRONICS - 0.4%
340,000	Best Buy, Inc., 5.000% due 8/1/18	356,150

	RETAIL - MAJOR DEPARTMENT STORE - 0.7%
500,000	Neiman Marcus Group Ltd, Inc., 8.000% due 10/15/21, 144A	522,500

	RETAIL - RESTAURANTS - 1.4%
1,000,000	WOK Acquision Corp., 10.25% due 6/30/20 144A	1,086,250

	SATELLITE TELECOM - 1.0%
750,000	Intelsat Jackson Holdings SA, 7.500% due 4/1/21, ADR	826,875

	SEISMIC DATA COLLECTION - 1.9%
790,000	Cie Generale de Geophysique-Veritas, 7.750% due 5/15/17, ADR	813,700
670,000	Cie Generale de Geophysique-Veritas, 9.500% due 5/15/16, ADR	705,175
		1,518,875
	STEEL-PRODUCERS - 1.2%
888,000	Ryerson, Inc./Joseph T Ryerson & Son Inc., 9.000% due 10/15/17	941,280

	TELECOM SERVICES - 4.8%
540,000	Clearwire Communications LLC, 14.750% due 12/1/16, 144A	735,750
674,000	PAETEC Holdings, 9.875% due 12/1/18	753,195
840,000	Sable International Finance Ltd, 7.750% due 2/15/17, 144A	876,750
1,350,000	Wind Acquisition Financial SA, 11.750% due 7/15/17, 144A	1,436,062
		3,801,757
	TELEPHONE INTEGRATED - 1.4%
350,000	Frontier Communications Corp., 8.125% due 10/1/18	399,875
662,000	Qwest Corp., 7.200% due 11/10/26	666,965
		1,066,840
	TELEVISION - 0.6%
480,000	Videotron Ltd, 9.125% due 4/15/18	502,800

	TOOLS - 1.3%
1,000,000	BC Mountain LLC, 7.000% due 2/1/21, 144A	1,010,000

	TRANSPORTATION - 0.5%
400,000	CEVA Group PLC., 8.375% due 12/1/17, 144A	418,000

	WIRELESS EQUIPMENT - 1.4%
1,000,000	Brightstar Corp., 7.250% due 8/1/18, 144A	1,085,000

	TOTAL CORPORATE BONDS & NOTES (Cost $43,293,525)	43,542,770

	COMMERCIAL MORTGAGE BACKED SECURITIES - 5.4%
86,594	Bank of America Mortgage Securities 2003-5, 7.500% due 2/25/31, 144A	67,113
64,691	Bank of America Mortgage Securities 2003-5, 7.500% due 2/25/31, 144A	35,324
43,020	Bank of America Mortgage Securities 2003-5, 7.500% due 2/25/31, 144A	8,816
57,057	Bayview Commercial Asset Trust., 1.765% due 1/25/35, 144A	46,754
2,250,000	Bayview Financial Acquisition Trust, 0.527% due 12/28/36	1,338,977
1,000,000	Bayview Financial Mortgage Pass-Through Trust, 0.967% due 6/28/44	649,541
1,625,000	Credit Suisse Commercial Mortgage Trust, 5.791% due 6/15/38	1,102,938
150,000	Credit Suisse First Boston Mortgage Securities Corp., 5.385% due 8/15/38, 144A	135,962
992,000	Prime Mortgage Trust, 0.765% due 2/25/35	402,875
2,791,008	Voyager CBASS Delaware Trust, 0.395% due 2/26/37, 144A	410,351
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,090,543)	4,198,651

Shares
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.1%
398,862	Freddie Mac REMICS, 6.523% due 8/15/35 (Cost $83,002)	75,849

	SHORT-TERM INVESTMENT - 13.2%
	MONEY MARKET FUND- 13.2%
10,331,685	Fidelity Institutional Money Market Fund-	10,331,685
	Money Market Portfolio, to yield 0.04% * (Cost $10,331,685)

	TOTAL INVESTMENTS - 98.7% (Cost $76,156,384) (a)	$ 77,368,544
	OTHER ASSETS LESS LIABILITIES - 1.3%	1,016,569
	NET ASSETS - 100.0%	$ 78,385,113

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $76,158,259 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 1,626,288
	Unrealized Depreciation:	(416,003)
	Net Unrealized Appreciation:	$ 1,210,285

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2013.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2013 144A securities amounted to $19,049,612 or 24.3% of net assets.

ADR- American Depositary Receipt.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$ -	$ 19,219,589	$ -	$ 19,219,589
Corporate Bonds and Notes	-	43,542,770	-	43,542,770
Commercial Mortgage Backed Securities	-	4,198,651	-	4,198,651
U.S. Government and Agency Obligation	-	75,849	-	75,849
Short-Term Investment	10,331,685	-	-	10,331,685
Total	$ 10,331,685	$ 67,036,859	$ -	$ 77,368,544

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/3/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/3/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/3/2014